Offerings	Mar. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	14,776,370
Proposed Maximum Offering Price per Unit	76.59
Maximum Aggregate Offering Price	$ 1,131,722,178.3
Fee Rate	0.01381%
Amount of Registration Fee	$ 156,290.83
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock of Zoom Communications, Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock, as applicable.Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on February 26, 2026.Represents an automatic annual increase equal to 5% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on January 31 of the preceding fiscal year, which annual increase is provided by the Registrant’s 2019 Equity Incentive Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	2,955,274
Proposed Maximum Offering Price per Unit	65.1
Maximum Aggregate Offering Price	$ 192,388,337.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,568.83
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock of Zoom Communications, Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock, as applicable.Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on February 26, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the Registrant’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”).Represents an automatic increase equal to 1% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on January 31 of the preceding fiscal year, which annual increase is provided by the 2019 ESPP.